Related Party Balances and Transactions (Details) - Schedule of Related Parties - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Jian Chen [Member]
Schedule of Related Parties [Line Items]
Amounts due to related parties, current	[1]	$ 457,772	$ 405,138

[1]	The balances mainly represent expenses paid on behalf of the Company for daily operations. Jian Chen made payments on behalf for the Company on operating expenses amounting to $46,969, $ 220,640 and $97,460 for the years ended June 30, 2024, 2023 and 2022, respectively. There were no repayments made during the period.